Fair Value Considerations (Details 2)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Warrant [Member]
Volatility	186.70%
Equivalent term (years)	4 years 4 months 2 days
Risk-free interest rate	1.33%
Dividend yield	0.00%	0.00%	0.00%
Issuance Date [Member]
Volatility	75.00%
Equivalent term (years)	5 years
Risk-free interest rate	1.32%
Dividend yield	0.00%